UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08795

Brookfield High Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD HIGH INCOME FUND INC.
Schedule of Investments (Unaudited)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS - 4.0%
Non-Agency Mortgage-Backed Securities - 4.0%
Alternative Loan Trust
Series 2007-OA3, Class 1A1 1,2	0.31%	04/25/47	$ 1,760	$1,473,978
Series 2006-29T1, Class 2A6	6.50	10/25/36	1,565	1,436,584
GSAMP Trust
Series 2006-HE8, Class A2C 1,2	0.34	01/25/37	1,497	1,191,601
Home Equity Asset Trust
Series 2006-7, Class 2A3 1,2	0.32	01/25/37	2,060	1,447,162
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11 2,3	0.29	02/26/37	4,489	2,321,108
Securitized Asset Backed Receivables LLC Trust
Series 2007-BR4, Class A2B 1,2	0.37	05/25/37	2,737	1,790,866
Total Non-Agency Mortgage-Backed Securities				9,661,299
TOTAL RESIDENTIAL MORTGAGE RELATED HOLDINGS
(Cost $9,494,913)				9,661,299
CORPORATE BONDS - 122.9%
Automotive - 6.9%
American Axle & Manufacturing, Inc. 4	6.25	03/15/21	3,190	3,349,500
American Axle & Manufacturing, Inc. 4	7.75	11/15/19	650	728,000
Chrysler Group LLC 4	8.25	06/15/21	3,550	3,931,625
Ford Motor Co. 4	6.50	08/01/18	3,100	3,546,332
Jaguar Land Rover Automotive PLC 3,4,5	8.13	05/15/21	2,600	2,847,000
Motors Liquidation Co. 6,7	8.38	07/15/33	8,250	825
Servus Luxembourg Holding SCA 3,5	7.75	06/15/18	1,809	2,303,626
Total Automotive				16,706,908
Banking - 0.6%
Bilbao Luxembourg SA 5,8	10.50	12/01/18	1,162	1,462,168
Basic Industry - 19.0%
Alcoa, Inc. 4	5.55	02/01/17	1,000	1,067,059
Alpha Natural Resources, Inc. 4	6.25	06/01/21	4,075	1,141,000
Alpha Natural Resources, Inc. 3,4	7.50	08/01/20	1,500	945,000
Arch Coal, Inc. 4	7.25	06/15/21	6,100	1,776,625
Associated Materials LLC 4	9.13	11/01/17	3,475	2,866,875
Building Materials Corporation of America 3,4	6.75	05/01/21	950	1,004,625
Cascades, Inc. 3,4,5	5.50	07/15/22	3,000	2,985,000
Cascades, Inc. 4,5	7.88	01/15/20	1,025	1,066,000
FMG Resources August 2006 Property Ltd. 3,5	6.88	04/01/22	1,950	1,623,375
Hexion US Finance Corp.	8.88	02/01/18	1,425	1,268,250
Hexion US Finance Corp. 4	9.00	11/15/20	4,500	3,217,500
Huntsman International LLC 4	8.63	03/15/21	3,050	3,271,125
INEOS Group Holdings SA 3,4,5	6.13	08/15/18	3,800	3,638,500
Masonite International Corp. 3,4,5	8.25	04/15/21	3,505	3,741,587
Millar Western Forest Products Ltd. 5	8.50	04/01/21	525	543,375
Polymer Group, Inc. 4	7.75	02/01/19	2,588	2,681,815
PulteGroup, Inc. 4	6.38	05/15/33	2,350	2,350,000
Steel Dynamics, Inc. 4	7.63	03/15/20	1,550	1,615,875
The Dow Chemical Co.	5.70	05/15/18	287	318,614
Trinseo Materials Operating SCA 5	8.75	02/01/19	2,564	2,599,255
USG Corp. 4	9.75	01/15/18	3,075	3,505,500
Xerium Technologies, Inc. 4	8.88	06/15/18	2,850	2,994,281
Total Basic Industry				46,221,236
Capital Goods - 7.7%
AAR Corp. 4	7.25	01/15/22	1,600	1,728,000
Ardagh Packaging Finance PLC 3,4,5	6.75	01/31/21	3,625	3,606,875
Crown Cork & Seal Company, Inc. 4	7.38	12/15/26	3,950	4,364,750
DP World Sukuk Ltd. 3,5	6.25	07/02/17	400	434,000
Reynolds Group Issuer, Inc. 4	9.00	04/15/19	3,585	3,710,475
Tekni-Plex, Inc. 3	9.75	06/01/19	1,185	1,285,725
Terex Corp.	6.00	05/15/21	1,950	1,989,000
Terex Corp.	6.50	04/01/20	1,100	1,138,500
Tyco Electronics Group S.A. 4,5	6.55	10/01/17	500	562,814
Total Capital Goods				18,820,139

BROOKFIELD HIGH INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
Consumer Goods - 2.9%
ACCO Brands Corp. 4	6.75%	04/30/20	$ 3,575	$3,741,237
Jarden Corp. 4	7.50	05/01/17	500	547,500
Post Holdings, Inc. 4	7.38	02/15/22	2,825	2,825,000
Total Consumer Goods				7,113,737
Consumer Non-Cyclical - 0.7%
Altria Group, Inc.	9.70	11/10/18	111	140,949
Anheuser-Busch InBev Worldwide, Inc. 4	7.75	01/15/19	1,000	1,211,240
DP World Ltd. 3,5	6.85	07/02/37	200	225,556
Total Consumer Non-Cyclical				1,577,745
Energy - 20.2%
AmeriGas Finance LLC 4	7.00	05/20/22	1,025	1,060,875
Atlas Pipeline Partners LP 4	5.88	08/01/23	4,000	3,960,000
BreitBurn Energy Partners LP 4	8.63	10/15/20	3,475	2,988,500
Calfrac Holdings LP 3,4	7.50	12/01/20	3,625	3,063,125
Encore Acquisition Co. 7,9
(Acquired 02/19/10, Cost $497, 0.0%)	6.00	07/15/15	1	500
EV Energy Partners LP 4	8.00	04/15/19	4,400	3,740,000
Ferrellgas Partners LP 4	8.63	06/15/20	3,375	3,383,438
Global Partners LP 3	6.25	07/15/22	3,575	3,467,750
Hilcorp Energy I LP 3,4	8.00	02/15/20	3,050	3,111,000
ION Geophysical Corp.	8.13	05/15/18	1,975	1,659,000
Key Energy Services, Inc. 4	6.75	03/01/21	1,800	1,116,000
LBC Tank Terminals Holding Netherlands BV 3,5	6.88	05/15/23	3,325	3,341,625
Linn Energy LLC	7.75	02/01/21	250	210,625
Linn Energy LLC 4	8.63	04/15/20	3,200	2,784,000
National Oilwell Varco, Inc. 9
(Acquired 03/25/08, Cost $6,954, 0.0%)	6.13	08/15/15	7	7,003
Pioneer Natural Resources Co.	6.65	03/15/17	1,250	1,369,435
Precision Drilling Corp. 4,5	6.63	11/15/20	1,800	1,620,000
RKI Exploration & Production LLC 3,4	8.50	08/01/21	2,450	1,978,375
SESI LLC	7.13	12/15/21	500	480,000
Tesoro Logistics LP 4	6.13	10/15/21	3,400	3,391,500
Thunderbird Resources Equity Inc. 6	11.00	12/01/17	1,313	1,114,211
Trinidad Drilling Ltd. 3,4,5	7.88	01/15/19	2,865	2,664,450
Venoco, Inc. 4	8.88	02/15/19	3,375	1,856,250
W&T Offshore, Inc.	8.50	06/15/19	1,215	795,825
Total Energy				49,163,487
Finance & Investment - 0.5%
Puma International Financing SA 3,5	6.75	02/01/21	1,325	1,283,925
Healthcare - 9.1%
CHS / Community Health Systems, Inc. 4	7.13	07/15/20	3,050	3,252,062
DJO Finance LLC	9.88	04/15/18	2,450	2,486,750
HCA, Inc.	5.88	05/01/23	1,775	1,870,406
HCA, Inc. 4	8.00	10/01/18	3,475	3,978,875
inVentiv Health, Inc. 3,8	10.00	08/15/18	786	738,840
inVentiv Health, Inc. 3,4	11.00	08/15/18	569	493,607
Jaguar Holding Company II 3,4	9.50	12/01/19	3,125	3,351,563
Kindred Healthcare, Inc. 3	6.38	04/15/22	3,750	3,571,875
Service Corporation International 4	6.75	04/01/16	2,375	2,475,938
Total Healthcare				22,219,916
Leisure - 9.6%
Boyd Gaming Corp. 4	9.00	07/01/20	3,625	3,715,625
Chester Downs & Marina LLC 3,4	9.25	02/01/20	3,750	2,737,500
GLP Capital LP	5.38	11/01/23	4,525	4,683,375
Isle of Capri Casinos, Inc.	5.88	03/15/21	1,700	1,725,500
MGM Resorts International 4	7.63	01/15/17	2,875	3,097,812
MTR Gaming Group, Inc. 4	11.50	08/01/19	3,465	3,751,280
Palace Entertainment Holdings LLC 3,4	8.88	04/15/17	3,475	3,527,125
Total Leisure				23,238,217
Media - 11.7%
Cablevision Systems Corp. 4	8.63	09/15/17	3,775	4,199,687
CCO Holdings LLC	7.25	10/30/17	250	260,125
CCO Holdings LLC 4	8.13	04/30/20	3,785	3,983,713
Cumulus Media Holdings, Inc. 4	7.75	05/01/19	3,425	3,459,250
iHeartCommunications, Inc. 4	9.00	03/01/21	3,550	3,479,000

BROOKFIELD HIGH INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
Lamar Media Corp.	5.38%	01/15/24	$ 3,425	$3,527,750
Mediacom Broadband LLC	6.38	04/01/23	4,300	4,407,500
National CineMedia LLC	6.00	04/15/22	1,050	1,050,000
Numericable-SFR 3,5	6.00	05/15/22	3,500	3,519,250
Time Warner Cable, Inc. 4	8.25	04/01/19	500	612,072
Total Media				28,498,347
Retail - 5.7%
L Brands, Inc. 4	7.60	07/15/37	2,500	2,737,500
L Brands, Inc.	8.50	06/15/19	800	948,000
Levi Strauss & Co. 4	7.63	05/15/20	3,400	3,570,000
New Albertsons, Inc. 4	7.75	06/15/26	3,300	2,953,500
Roundy's Supermarkets, Inc. 3	10.25	12/15/20	3,400	2,958,000
Sally Holdings LLC	6.88	11/15/19	725	770,313
Total Retail				13,937,313
Services - 11.3%
Avis Budget Car Rental LLC 4	5.50	04/01/23	1,550	1,581,000
Casella Waste Systems, Inc. 4	7.75	02/15/19	3,400	3,451,000
Dynagas LNG Partners LP 4,5	6.25	10/30/19	2,600	2,418,000
Iron Mountain, Inc.	6.00	08/15/23	4,200	4,368,000
Iron Mountain, Inc. 4	8.38	08/15/21	527	549,397
Jurassic Holdings III, Inc. 3	6.88	02/15/21	1,725	1,604,250
KraussMaffei Group 5	8.75	12/15/20	250	327,410
KraussMaffei Group 5	8.75	12/15/20	1,050	1,375,123
MasTec, Inc.	4.88	03/15/23	3,725	3,501,500
Sotheby's 3	5.25	10/01/22	1,850	1,748,250
Teekay Offshore Partners LP 5	6.00	07/30/19	3,750	3,450,000
United Rentals North America, Inc.	7.63	04/15/22	1,225	1,346,888
United Rentals North America, Inc. 4	8.25	02/01/21	1,700	1,853,000
Total Services				27,573,818
Technology & Electronics - 1.7%
First Data Corp. 4	11.25	01/15/21	2,856	3,241,560
Freescale Semiconductor, Inc. 4	8.05	02/01/20	843	889,365
Total Technology & Electronics				4,130,925
Telecommunications - 13.8%
CenturyLink, Inc. 4	7.65	03/15/42	3,050	3,034,750
Cincinnati Bell, Inc. 4	8.75	03/15/18	1,750	1,798,125
CyrusOne LP	6.38	11/15/22	825	880,688
FairPoint Communications, Inc. 3,4	8.75	08/15/19	2,250	2,261,250
Frontier Communications Corp. 4	7.13	03/15/19	5,275	5,776,125
Intelsat Luxembourg SA 4,5	7.75	06/01/21	3,600	3,609,000
Level 3 Communications, Inc. 4	8.88	06/01/19	3,575	3,790,215
Level 3 Financing, Inc.	6.13	01/15/21	725	750,375
PAETEC Holding Corp. 4	9.88	12/01/18	1,925	2,021,250
Qwest Capital Funding, Inc.	6.88	07/15/28	475	475,000
Qwest Corp. 4	6.88	09/15/33	1,000	1,003,066
T-Mobile USA, Inc. 4	6.63	04/01/23	3,340	3,420,160
Wind Acquisition Finance SA 3,5	7.38	04/23/21	1,150	1,085,370
Windstream Corp. 4	7.50	06/01/22	3,550	3,541,125
Total Telecommunications				33,446,499
Utility - 1.5%
AES Corp. 4	4.88	05/15/23	3,700	3,672,250
Dynegy Holdings LLC 6,7,9
(Acquired 04/11/11, Cost $0, 0.0%)	8.38	05/01/16	8	75
Total Utility				3,672,325
TOTAL CORPORATE BONDS
(Cost $309,523,943)				299,066,705
TERM LOANS - 3.1%
Albertsons, Inc. 2,10	4.75	03/21/19	1,262	1,252,823
Caesars Growth Properties 2,10	6.25	04/10/21	1,741	1,620,094
FairPoint Communications, Inc. 2,10	7.50	02/14/19	1,965	1,944,132
Four Seasons Holdings, Inc. 2,10	6.25	12/13/20	1,000	992,500
Roundy's Supermarkets, Inc. 2,10	5.75	02/21/21	943	882,085
Texas Competitive Electric Holdings Company LLC 2,10	4.65	10/10/17	1,566	1,010,825
TOTAL TERM LOANS
(Cost $8,227,606)				7,702,459

BROOKFIELD HIGH INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
		Shares	Value
COMMON STOCKS - 3.9%
Automotive - 0.4%
Ford Motor Co.		61,300	$950,150
Basic Industry - 0.3%
Cascades, Inc. 5		77,325	467,225
EnLink Midstream Partners LP		7,800	226,278
Total Basic Industry			693,503
Capital Goods - 0.4%
General Electric Co.		37,450	946,361
Consumer Staples - 0.2%
B&G Foods, Inc.		13,810	412,919
Energy - 0.1%
BreitBurn Energy Partners LP		13,075	91,525
EV Energy Partners LP		7,900	152,233
Total Energy			243,758
Services - 0.4%
Iron Mountain, Inc.		26,486	1,023,949
Telecommunications - 1.7%
CenturyLink, Inc.		33,160	1,312,473
Frontier Communications Corp.		315,562	2,104,798
Verizon Communications, Inc.		7,500	350,850
Windstream Holdings, Inc.		54,900	452,376
Total Telecommunications			4,220,497
Utility - 0.4%
AES Corp.		66,250	912,262
Dynegy, Inc. 11		185	5,615
EME Reorganization Trust		7,781	202
NRG Energy, Inc.		25	674
Total Utility			918,753
TOTAL COMMON STOCKS
(Cost $8,306,543)			9,409,890
WARRANTS - 0.6%
Automotive - 0.6%
General Motors Company 11
Expiration: July 2016
Exercise Price: $10.00		34,193	863,715
General Motors Company 11
Expiration: July 2019
Exercise Price: $18.33		34,193	585,726
Total Automotive			1,449,441
TOTAL WARRANTS
(Cost $1,969,136)			1,449,441
	Interest
	Rate		Value
SHORT TERM INVESTMENT - 1.4%
STIT Liquid Assets Portfolio, Institutional Class 2	0.07%	3,355,374	$3,355,374
TOTAL SHORT TERM INVESTMENT
(Cost $3,355,374)			3,355,374
Total Investments - 135.9%
(Cost $340,877,515)			330,645,168
Liabilities in Excess of Other Assets - (35.9)%			(87,433,967)
Total Net Assets - 100.0%			$243,211,201

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	- Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
2	- Variable rate security - interest rate shown is the rate in effect as of December 31, 2014.
3
- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2014, the total value of all such securities was $73,469,107 or 30.2% of net assets.

4	- All or a portion of the principal amount is pledged as collateral for credit facility.
5	- Foreign security or a U.S. security of a foreign company.
6	- Issuer is currently in default on its regularly scheduled interest payment.
7
- Security is fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of December 31, 2014, the total value of all such securities was $1,400 or 0.0% of net assets.

8	- Payment in kind security.
9
- Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors. The values in the parenthesis represents the acquisition date, cost and the percentage of net assets, respectively. As of December 31, 2014, the total value of all such securities was $7,578 or 0.0% of net assets.

10	- Private Placement.
11	- Non-income producing security.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Residential Mortgage Related Holdings	$-	$-	$9,661,299	$9,661,299
Corporate Bonds	-	299,065,305	1,400	299,066,705
Term Loans	-	7,702,459	-	7,702,459
Common Stocks	9,409,890	-	-	9,409,890
Warrants	1,449,441	-	-	1,449,441
Short Term Investment	3,355,374	-	-	3,355,374
Total	$14,214,705	$306,767,764	$9,662,699	$330,645,168

Valuation Inputs	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$132,066	$-	$-	$132,066
Total	$132,066	$-	$-	$132,066
*Other financial instruments include forward currency contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of December 31, 2014. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

Quantitative Information about Level 3 Fair Value Measurements (1)
Assets	Value as of December 31, 2014	Valuation Methodology	Significant Unobservable Input	Price
Corporate Bonds	$ 1,400	Discounted Cash Flow	Market Comparable Company	$ 0.01

 (1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At December 31, 2014, the value of these securities was approximately $9,661,299. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Residential Mortgage Related Holdings	Corporate Bonds	Total
Balance as of September 30, 2014	$11,862,652	$1,400	$11,864,052
Accrued Discounts (Premiums)	157,614	-	157,614
Realized Gain (Loss)	154,265	-	154,265
Change in Unrealized Appreciation (Depreciation)	(349,889)	-	(349,889)
Purchases at cost	870	-	870
Sales proceeds	(2,164,213)	-	(2,164,213)
Balance as of December 31, 2014	$9,661,299	$1,400	$9,662,699
Change in unrealized gains or losses relating to assets still held at reporting date	$(360,519)	$-	$(360,519)

For the three months ended December 31, 2014, there was no security transfer activity between any levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence, changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Fund invests in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

All forward contracts were entered into with Bank of New York Mellon as the counterparty. As of December 31, 2014, the following forward contracts were outstanding:

Settlement Date	Currency to be Delivered	U.S. $ Value at December 31, 2014	Currency to be Received	Unrealized Appreciation
05/11/15	464,878 Canadian Dollars	$ 398,951	409,454 U.S. Dollars	$ 10,503
05/11/15	2,841,317 Euros	3,442,486	3,564,049 U.S. Dollars	121,563
				$ 132,066

Credit facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused.

For the three months ended December 31, 2014, the average interest rate paid under the line of credit was 1.02% of the total line of credit amount available to the Fund.

Total line of credit amount available	$120,000,000
Line of credit outstanding at December 31, 2014	93,516,860
Line of credit amount unused at December 31, 2014	26,483,140
Average balance outstanding during the period	102,533,563
Interest expense incurred on line of credit during the period	308,500

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at December 31, 2014 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$340,877,515	$12,178,008	$(22,410,355)	$(10,232,347)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield High Income Fund Inc.

By (Signature and Title)           /s/ Brian F. Hurley
Brian F. Hurley
Principal Executive Officer

Date:   February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)               /s/ Brian F. Hurley
Brian F. Hurley
Principal Executive Officer

Date: February 27, 2015

By (Signature and Title)             /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: February 27, 2015